TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Transactions And Balances With Related Parties (Tables) [Line Items]
Schedule of Transactions
	Year ended December 31
	2024	2023
Share-based compensation included in research and development expenses	$1,796	$69
Share-based compensation included in general and administrative expenses	$2,972	$48
Financial expenses	$(1,249)	$83

Schedule of Balance
	December 31
	2024	2023
Non-Current liabilities
Warrants to preferred shares	-	$186
Private warrants to purchase ordinary shares	$1	-
Sponsor Promissory Note	$2,961	-
	$2,962	$186